UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09987

Investment Company Act File Number

Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Floating Rate Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 90.3%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.6%
Alliant Techsystems Inc.
Term Loan, 3.50%, Maturing November 1, 2020		5,000	$5,036,875
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020		10,536	10,595,510
Beechcraft Holdings, LLC
Term Loan, 5.75%, Maturing February 14, 2020		21,355	21,441,765
Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing July 31, 2019		15,722	15,845,881
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing November 2, 2018		4,231	4,271,991
Term Loan, 6.25%, Maturing November 2, 2018		9,334	9,423,509
Ducommun Incorporated
Term Loan, 5.00%, Maturing June 28, 2017		4,956	5,008,644
IAP Worldwide Services, Inc.
Term Loan, 0.00%, Maturing December 31, 2015(2)		28,176	9,121,923
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017		15,452	15,254,588
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		93,927	94,539,089
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		8,616	8,212,277
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		87,236	87,958,023

			$286,710,075

Automotive — 3.2%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020		20,447	$20,498,368
Allison Transmission, Inc.
Term Loan, 3.16%, Maturing August 7, 2017		4,676	4,693,837
Term Loan, 3.75%, Maturing August 23, 2019		62,296	62,568,484
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018		35,311	35,664,391
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		5,818	5,815,929
Chrysler Group LLC
Term Loan, Maturing May 24, 2017(3)		82,577	83,137,454
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		18,500	18,685,000
Federal-Mogul Corporation
Term Loan, 2.11%, Maturing December 29, 2014		36,241	36,059,755
Term Loan, 2.11%, Maturing December 28, 2015		34,057	33,886,951
Ford Motor Company
Revolving Loan, 0.25%, Maturing November 30, 2017(4)		4,852	4,688,637
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		76,025	76,999,108
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018		24,610	24,850,027
Term Loan, 6.50%, Maturing December 18, 2018	EUR	5,445	7,412,516

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		5,209	$5,241,213
Schaeffler AG
Term Loan, 3.11%, Maturing April 22, 2016	EUR	15,456	20,968,737
Term Loan, 4.25%, Maturing January 27, 2017		11,625	11,738,786
Term Loan, 4.75%, Maturing January 27, 2017	EUR	958	1,304,720
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016		23,242	23,399,438
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		18,524	18,640,215
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		7,348	7,398,801
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		52,044	52,466,933

			$556,119,300

Beverage and Tobacco — 0.4%
Constellation Brands, Inc.
Term Loan, 2.75%, Maturing June 5, 2020		8,796	$8,851,480
Oak Leaf B.V.
Term Loan, 4.50%, Maturing September 24, 2018	EUR	43,075	59,049,678

			$67,901,158

Brokers, Dealers and Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		8,575	$8,644,458

			$8,644,458

Building and Development — 0.9%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		30,598	$30,776,793
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		12,952	12,998,001
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019		7,250	7,327,704
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020		13,616	13,677,569
Ply Gem Industries, Inc.
Term Loan, Maturing January 16, 2021(3)		10,000	10,059,380
Preferred Proppants, LLC
Term Loan, 0.00%, Maturing December 15, 2016(2)		8,446	6,686,716
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		21,396	21,612,478
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021		1,750	1,800,750
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		20,875	20,959,644
Realogy Corporation
Term Loan, 4.42%, Maturing October 10, 2016		596	595,673
Term Loan, 4.50%, Maturing March 5, 2020		20,277	20,462,184
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		8,409	8,463,957
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		6,740	6,802,872

			$162,223,721

Business Equipment and Services — 8.4%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		59,566	$60,161,433

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		59,704	$60,263,455
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		18,795	18,888,541
Altegrity, Inc.
Term Loan, 4.75%, Maturing February 21, 2015		29,674	28,968,820
Term Loan, 7.75%, Maturing February 21, 2015		4,624	4,588,998
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		16,427	16,591,512
AVSC Holding Corp.
Term Loan, Maturing January 22, 2021(3)		8,225	8,290,117
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		26,058	26,155,309
BAR/BRI Review Courses, Inc.
Term Loan, 5.25%, Maturing July 17, 2019		6,972	6,993,779
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020		15,500	15,610,716
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		15,715	15,802,992
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,591	17,678,504
Ceridian Corp.
Term Loan, 4.41%, Maturing May 9, 2017		23,075	23,235,694
ClientLogic Corporation
Term Loan, 6.99%, Maturing January 30, 2017	EUR	2,912	3,789,546
Term Loan, 6.99%, Maturing January 30, 2017		9,682	9,787,238
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		7,783	7,845,985
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		40,615	40,538,721
Education Management LLC
Revolving Loan, Maturing June 1, 2015(3)		12,500	10,312,500
Term Loan, 4.25%, Maturing June 1, 2016		11,210	10,772,742
Term Loan, 8.25%, Maturing March 29, 2018		28,117	28,232,704
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		59,709	60,356,137
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		36,023	36,195,279
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		32,143	31,975,523
Extreme Reach, Inc.
Term Loan, Maturing February 10, 2020(3)		14,725	14,835,438
Garda World Security Corporation
Term Loan, 3.00%, Maturing November 6, 2020		2,057	2,073,288
Term Loan, 4.00%, Maturing November 6, 2020		8,042	8,104,672
Term Loan, 4.97%, Maturing November 6, 2020	CAD	11,600	10,460,831
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		26,566	26,526,502
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		33,552	33,688,234
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019		17,249	17,421,585
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		38,159	38,453,553
Term Loan, 4.25%, Maturing September 1, 2017	EUR	38,503	52,525,833
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		22,620	22,873,977

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		38,616	$39,025,923
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		5,500	5,596,250
ISS Holdings A/S
Term Loan, 3.75%, Maturing April 30, 2018		10,149	10,189,596
Ista International GmbH
Term Loan, 3.80%, Maturing April 30, 2020	EUR	161	218,838
Term Loan, 3.80%, Maturing April 30, 2020	EUR	275	374,066
Term Loan, 3.80%, Maturing April 30, 2020	EUR	2,101	2,858,705
Term Loan, 3.80%, Maturing April 30, 2020	EUR	4,264	5,801,940
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		9,655	9,678,983
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		32,991	33,299,883
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		53,630	54,144,042
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		17,069	17,694,666
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		23,009	23,052,516
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		16,625	16,292,500
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		25,911	26,138,220
National CineMedia, LLC
Term Loan, 2.91%, Maturing November 26, 2019		5,658	5,662,811
Nuance Communications, Inc.
Term Loan, 2.91%, Maturing August 7, 2019		6,965	6,959,198
Open Text Corporation
Term Loan, 3.25%, Maturing January 4, 2021		18,075	18,190,228
Pacific Industrial Services US Finco LLC
Term Loan, 5.00%, Maturing October 2, 2018		24,863	25,266,706
Term Loan - Second Lien, 8.75%, Maturing April 2, 2019		3,000	3,080,625
Phillips Pet Food & Supplies
Term Loan, Maturing January 31, 2021(3)		4,450	4,500,063
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		82,191	82,524,032
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,934	1,945,088
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		22,008	21,963,015
Term Loan, 4.42%, Maturing January 31, 2017		33,624	33,507,937
SunGard Data Systems, Inc.
Term Loan, 3.92%, Maturing February 28, 2017		14,691	14,781,682
Term Loan, 4.50%, Maturing January 31, 2020		13,687	13,772,726
Term Loan, 4.00%, Maturing March 9, 2020		98,323	98,937,139
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		13,529	13,662,348
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019		42,169	42,762,115
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		1,589	1,603,372
Term Loan, 6.00%, Maturing July 28, 2017		8,120	8,191,414
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		5,856	5,892,348
Term Loan, 5.03%, Maturing February 21, 2019	CAD	4,963	4,466,807
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		59,963	60,175,884

			$1,482,211,824

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 3.8%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		11,609	$11,632,113
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		7,148	7,172,510
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		62,445	62,732,891
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		20,994	20,935,463
Term Loan, 3.00%, Maturing January 3, 2021		27,925	27,846,249
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		9,854	9,880,176
CSC Holdings, Inc.
Term Loan, 2.66%, Maturing April 17, 2020		53,208	52,989,633
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		28,725	29,021,241
MCC Iowa LLC
Term Loan, 1.88%, Maturing January 31, 2015		7,321	7,314,284
Term Loan, 1.88%, Maturing January 31, 2015		7,440	7,432,977
Term Loan, 3.25%, Maturing January 29, 2021		18,432	18,524,537
Mediacom Illinois, LLC
Term Loan, 1.63%, Maturing January 30, 2015		18,498	18,500,833
Term Loan, 4.50%, Maturing October 23, 2017		10,143	10,199,172
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.97%, Maturing July 3, 2018	EUR	3,429	4,632,154
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017		11,344	11,131,377
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		9,250	9,317,451
Term Loan, 3.97%, Maturing March 31, 2021	EUR	74,790	101,615,456
Term Loan, 3.25%, Maturing June 30, 2021		21,354	21,427,574
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	27,575	45,676,151
Term Loan, 3.50%, Maturing June 8, 2020		104,025	104,395,641
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		7,153	7,192,984
YPSO France SAS
Term Loan, 4.99%, Maturing December 29, 2017	EUR	341	463,978
Term Loan, 4.99%, Maturing December 29, 2017	EUR	5,232	7,111,878
Term Loan, 4.99%, Maturing December 29, 2017	EUR	6,975	9,480,869
Term Loan, 4.99%, Maturing December 29, 2017	EUR	7,235	9,833,965
Term Loan, 4.99%, Maturing December 29, 2017	EUR	10,739	14,595,979
Term Loan, 4.99%, Maturing December 29, 2017	EUR	11,502	15,636,579
Term Loan, 3.99%, Maturing December 26, 2018	EUR	14,500	19,643,442

			$666,337,557

Chemicals and Plastics — 3.6%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		10,419	$10,523,568
Term Loan, 4.75%, Maturing October 4, 2019	EUR	6,443	8,721,750
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		5,406	5,460,174
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		47,486	48,050,276
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 1, 2020		80,160	80,901,558
Term Loan, 5.25%, Maturing February 3, 2020	EUR	3,970	5,399,517
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		12,650	12,772,097

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Chemtura Corporation
Term Loan, 3.50%, Maturing August 27, 2016		5,430	$5,470,895
Eagle Spinco Inc.
Term Loan, 3.50%, Maturing January 27, 2017		3,944	3,968,851
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		8,843	8,909,187
Huntsman International, LLC
Term Loan, 2.46%, Maturing June 30, 2016		276	276,959
Term Loan, 2.69%, Maturing April 19, 2017		11,358	11,416,728
Term Loan, Maturing October 15, 2020(3)		36,275	36,479,047
Ineos Finance PLC
Term Loan, 4.25%, Maturing May 4, 2018	EUR	18,551	25,262,206
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018		79,124	79,653,372
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020		25,820	26,051,548
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		1,111	1,126,168
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		9,884	9,958,400
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		12,718	12,861,204
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		4,000	4,095,000
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,988	6,771,485
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		5,297	5,349,926
Term Loan, 5.53%, Maturing June 8, 2020	CAD	6,352	5,774,545
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		47,455	47,942,160
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		6,295	6,381,618
Taminco Global Chemical Corporation
Term Loan, 4.25%, Maturing February 15, 2019		4,471	4,494,934
Term Loan, Maturing February 15, 2019(3)	EUR	3,000	4,046,099
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		19,900	20,011,937
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		45,594	46,201,825
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		65,824	65,547,356
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		3,096	3,127,403
WR Grace & Co.
Term Loan, Maturing January 22, 2021(3)		3,796	3,816,616
Term Loan, Maturing January 31, 2021(3)	EUR	1,500	2,033,165
Term Loan, Maturing January 31, 2021(3)		10,629	10,686,524

			$629,544,098

Conglomerates — 0.7%
Autobahn Tank & Rast GmbH
Term Loan, 3.79%, Maturing December 4, 2018	EUR	3,950	$5,347,341
Term Loan, 4.04%, Maturing December 4, 2019	EUR	6,950	9,465,247
Financiere SPIE S.A.S.
Term Loan, 4.73%, Maturing August 30, 2018	EUR	7,500	10,250,113
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		34,633	34,481,030

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		20,316	$20,432,814
Term Loan, 5.00%, Maturing December 17, 2019	CAD	16,854	15,113,631
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	18,425	25,005,100

			$120,095,276

Containers and Glass Products — 1.2%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020		72,490	$72,421,902
Term Loan, 3.75%, Maturing January 9, 2021		36,630	36,685,650
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017		30,319	30,593,529
Pelican Products, Inc.
Term Loan, 6.25%, Maturing July 11, 2018		3,351	3,378,699
Ranpak Corporation
Term Loan, 4.50%, Maturing April 23, 2019		5,743	5,790,020
Term Loan, 4.75%, Maturing April 23, 2019	EUR	2,871	3,906,253
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		54,935	55,647,667
Sealed Air Corporation
Term Loan, 3.50%, Maturing October 3, 2018	EUR	637	871,744
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		8,975	9,017,371

			$218,312,835

Cosmetics/Toiletries — 0.4%
Prestige Brands, Inc.
Term Loan, 3.79%, Maturing January 31, 2019		4,117	$4,149,978
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing November 20, 2017		5,500	5,558,438
Term Loan, 4.00%, Maturing August 19, 2019		27,600	27,782,712
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		40,841	38,952,461

			$76,443,589

Drugs — 1.8%
Akorn, Inc.
Term Loan, Maturing August 27, 2020(3)		12,550	$12,706,875
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		19,980	20,096,651
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		8,882	9,059,584
Catalent Pharma Solutions Inc.
Term Loan, 3.66%, Maturing September 15, 2016		12,924	13,014,076
Term Loan, 4.25%, Maturing September 15, 2017		22,453	22,638,093
Endo Health Solutions Inc.
Term Loan, Maturing November 5, 2020(3)		7,375	7,402,656
Ikaria Acquisition Inc.
Term Loan, 7.25%, Maturing July 3, 2018		10,481	10,527,105
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019		22,740	22,910,902
Patheon, Inc.
Term Loan, Maturing January 9, 2021(3)		27,775	27,777,472
Term Loan, Maturing January 30, 2021(3)	EUR	5,575	7,481,405
PharMedium Healthcare Corporation
Term Loan, 4.25%, Maturing January 22, 2021		7,875	7,934,062
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		29,301	29,542,031

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 3.75%, Maturing December 11, 2019		52,119	$52,542,284
Term Loan, 4.50%, Maturing August 5, 2020		78,646	79,542,847

			$323,176,043

Ecological Services and Equipment — 0.4%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019		69,292	$69,773,292
Progressive Waste Solutions Ltd.
Term Loan, 3.00%, Maturing October 24, 2019		5,816	5,859,872

			$75,633,164

Electronics/Electrical — 7.4%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019		22,693	$22,933,823
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		14,713	14,805,082
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018		15,350	15,234,875
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016		3,041	3,079,071
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		51,283	52,180,003
Belden Finance 2013 LP
Term Loan, 3.25%, Maturing October 2, 2020		5,985	6,019,492
Blue Coat Systems, Inc.
Term Loan, 4.50%, Maturing May 31, 2019		25,621	25,813,409
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020		21,401	22,150,035
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing April 29, 2016		6,920	6,933,178
CommScope, Inc.
Term Loan, 3.25%, Maturing January 26, 2018		21,571	21,746,201
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		28,706	28,741,632
CPI International Inc.
Term Loan, 5.00%, Maturing February 13, 2017		9,730	9,730,363
Dealer Computer Services, Inc.
Term Loan, 2.16%, Maturing April 21, 2016		14,300	14,371,106
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018		28,763	28,769,230
Term Loan, 4.50%, Maturing April 29, 2020		166,399	165,887,843
Term Loan, 4.75%, Maturing April 29, 2020	EUR	4,988	6,728,038
Digital Generation, Inc.
Term Loan, 8.25%, Maturing July 26, 2018		21,038	21,178,631
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		36,364	36,651,441
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020		18,209	18,390,769
Eze Castle Software Inc.
Term Loan, 4.50%, Maturing April 6, 2020		8,458	8,526,217
Term Loan - Second Lien, 8.50%, Maturing April 6, 2021		3,000	3,052,500
FIDJI Luxembourg (BC4) S.A.R.L.
Term Loan, 6.25%, Maturing December 18, 2020		15,125	15,238,438
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing February 28, 2020		36,253	36,649,914
Term Loan, 5.00%, Maturing January 15, 2021		6,979	7,078,344
Go Daddy Operating Company, LLC
Term Loan, 4.00%, Maturing December 17, 2018		53,374	53,757,364

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019		7,841	$7,892,359
Infor (US), Inc.
Term Loan, 4.00%, Maturing June 1, 2020	EUR	4,931	6,733,734
Term Loan, 3.75%, Maturing June 3, 2020		8,654	8,690,609
Term Loan, 3.75%, Maturing June 3, 2020		100,305	100,790,571
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 18, 2019		22,982	23,115,614
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018		58,799	59,424,141
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020		17,337	17,423,789
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017		15,804	16,043,178
Term Loan, 3.25%, Maturing January 11, 2020		36,284	36,369,112
Renaissance Learning, Inc.
Term Loan, 5.00%, Maturing October 16, 2020		20,474	20,627,240
Term Loan - Second Lien, 8.75%, Maturing April 16, 2021		1,750	1,769,688
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		10,304	10,332,637
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		4,250	4,278,335
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019		11,991	11,968,476
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018		109,988	111,179,247
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019		11,350	11,656,450
Sensata Technologies Finance Company, LLC
Term Loan, 3.25%, Maturing May 12, 2019		13,615	13,720,158
Serena Software, Inc.
Term Loan, 4.16%, Maturing March 10, 2016		3,010	2,989,247
Term Loan, 5.00%, Maturing March 10, 2016		3,975	3,958,436
Shield Finance Co. S.A.R.L.
Term Loan, Maturing January 27, 2021(3)		13,175	13,109,125
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018		9,356	9,508,257
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017		7,747	7,815,105
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018		10,303	10,251,609
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018		20,020	20,249,847
StoneRiver Holdings, Inc.
Term Loan, 4.50%, Maturing November 29, 2019		3,886	3,889,102
SumTotal Systems LLC
Term Loan, 6.28%, Maturing November 16, 2018		18,762	18,703,429
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019		13,054	13,217,036
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019		25,837	26,071,545
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019		27,004	27,206,257
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017		22,535	22,887,495
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020		12,985	13,065,905

			$1,300,584,732

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Equipment Leasing — 0.2%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	33,604	$33,702,190

		$33,702,190

Financial Intermediaries — 3.8%
American Capital Holdings, Inc.
Term Loan, 4.00%, Maturing August 22, 2016	12,319	$12,403,294
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,736	12,819,586
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	2,000	2,025,000
CB Richard Ellis Services, Inc.
Term Loan, 2.92%, Maturing March 29, 2021	3,474	3,491,119
Cetera Financial Group, Inc.
Term Loan, 6.50%, Maturing August 2, 2019	12,422	12,561,621
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	32,163	32,444,910
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	21,883	22,028,790
First Data Corporation
Term Loan, 3.66%, Maturing March 24, 2017	2,000	2,005,000
Term Loan, 4.16%, Maturing March 23, 2018	47,343	47,561,472
Term Loan, 4.16%, Maturing September 24, 2018	41,428	41,549,256
Geo Group, Inc. (The)
Term Loan, 3.25%, Maturing April 3, 2020	2,804	2,818,709
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	30,000	30,037,500
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	37,371	37,873,347
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 28, 2018	5,005	5,026,756
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	10,309	10,360,359
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	16,940	17,225,735
LPL Holdings, Inc.
Term Loan, 2.66%, Maturing March 29, 2017	2,781	2,787,043
Term Loan, 3.25%, Maturing March 29, 2019	48,077	48,137,293
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	12,554	12,679,339
MIPL (Lux) S.a.r.l.
Term Loan, 4.00%, Maturing March 9, 2020	11,276	11,332,667
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	20,127	20,355,509
Nuveen Investments, Inc.
Term Loan, 4.16%, Maturing May 15, 2017	103,115	103,147,243
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	12,992	12,927,475
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	46,510	47,077,323
Oz Management LP
Term Loan, 1.66%, Maturing November 15, 2016	26,772	25,733,306
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019	5,659	5,708,435
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	26,883	26,944,856
Transfirst Holdings, Inc.
Term Loan, 4.75%, Maturing December 27, 2017	6,729	6,753,882

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020		12,225	$12,408,375
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020		40,649	41,013,595

			$669,238,795

Food Products — 4.3%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		45,764	$45,897,577
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 18, 2018		9,146	9,134,514
Autobar BV (Acorn 3 BV)
Term Loan, 5.85%, Maturing October 31, 2019	EUR	25,986	30,562,701
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019		28,672	29,030,654
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		10,273	10,333,300
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020		16,741	16,855,969
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018		90,906	91,497,039
Term Loan, Maturing November 6, 2020(3)		20,925	20,987,126
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		23,325	23,521,816
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		160,245	162,074,425
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		16,739	16,823,176
Iglo Foods Midco Limited
Term Loan, 5.24%, Maturing January 31, 2018	EUR	8,000	10,882,883
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		41,981	42,138,216
Term Loan, 3.75%, Maturing September 18, 2020		27,980	28,049,825
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		18,745	18,897,524
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		100,070	100,909,929
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		12,194	12,230,362
Term Loan, 3.25%, Maturing April 29, 2020		64,910	65,071,774
United Biscuits (UK) Limited
Term Loan, 4.24%, Maturing July 29, 2020	EUR	3,175	4,339,326
Term Loan, 4.98%, Maturing July 29, 2020	GBP	9,603	15,953,990

			$755,192,126

Food Service — 3.8%
Aramark Corporation
Term Loan, 3.67%, Maturing July 26, 2016		13,242	$13,302,498
Term Loan, 3.68%, Maturing July 26, 2016		3,393	3,411,244
Term Loan, 3.75%, Maturing July 26, 2016		1,513	1,512,753
Term Loan, 3.75%, Maturing July 26, 2016		19,687	19,791,748
Term Loan, 3.75%, Maturing July 26, 2016		46,064	46,274,905
Term Loan, 4.00%, Maturing September 9, 2019		36,100	36,370,569
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2020		4,875	4,924,764
Buffets, Inc.
Term Loan, 0.25%, Maturing April 22, 2015(5)		898	898,479
Term Loan, 10.50%, Maturing July 18, 2017		2,592	2,643,831
Term Loan, 10.50%, Maturing July 19, 2017		1,425	1,453,500

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		24,934	$25,133,501
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 13, 2019		9,824	9,909,708
Darling International Inc.
Term Loan, 3.25%, Maturing January 6, 2021		13,150	13,198,984
Term Loan, 3.50%, Maturing January 6, 2021	EUR	18,425	25,056,862
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		15,371	15,487,691
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		68,298	68,639,628
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		47,090	47,619,377
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		13,231	13,387,739
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		62,391	62,646,190
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		9,337	9,348,496
Sagittarius Restaurants, LLC
Term Loan, 6.27%, Maturing October 1, 2018		8,533	8,575,827
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		4,104	4,118,486
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		108,104	109,302,808
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		100,009	89,608,299
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		27,061	27,181,566

			$659,799,453

Food/Drug Retailers — 2.7%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		12,118	$12,230,004
Term Loan, 4.75%, Maturing March 21, 2019		28,771	29,118,793
Alliance Boots Holdings Limited
Term Loan, 3.47%, Maturing July 9, 2015	GBP	8,521	14,008,887
Term Loan, 3.71%, Maturing July 10, 2017	EUR	28,497	38,585,093
Term Loan, 3.97%, Maturing July 10, 2017	GBP	80,250	132,111,386
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		78,004	78,140,903
Iceland Foods Group Limited
Term Loan, 4.29%, Maturing March 8, 2019	EUR	7,950	10,874,062
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		4,641	4,710,869
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		74,104	74,636,094
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		32,500	33,389,688
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019		53,485	53,828,887

			$481,634,666

Forest Products — 0.0%(6)
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		8,383	$8,508,618

			$8,508,618

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Health Care — 8.9%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		5,428	$5,476,657
Term Loan, 4.25%, Maturing June 30, 2017		6,762	6,822,182
Term Loan, 4.25%, Maturing June 30, 2017		27,280	27,521,047
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		31,992	31,986,825
Amneal Pharmaceuticals LLC
Term Loan, 5.75%, Maturing November 1, 2019		10,175	10,282,604
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		33,252	33,529,004
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		9,509	9,562,663
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017		104,069	104,914,118
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		5,128	5,102,484
Term Loan, 6.50%, Maturing July 31, 2020		8,547	8,504,141
BSN Medical Luxembourg Finance Holding S.a.r.l.
Term Loan, 4.25%, Maturing August 28, 2019	EUR	1,939	2,656,633
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		1,350	1,361,424
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019		25,959	26,227,150
Community Health Systems, Inc.
Term Loan, 3.49%, Maturing January 25, 2017		17,692	17,821,919
Term Loan, 4.25%, Maturing January 27, 2021		109,156	110,423,063
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016		17,945	18,113,620
CRC Health Corporation
Term Loan, 4.66%, Maturing November 16, 2015		29,135	29,280,922
Term Loan, Maturing November 16, 2015(3)		5,075	5,109,891
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		10,434	10,513,834
Term Loan, 4.00%, Maturing November 1, 2019		25,245	25,486,822
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017		26,386	26,689,611
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		18,242	17,972,589
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		71,689	72,187,275
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		4,169	4,205,480
Term Loan, 4.75%, Maturing August 28, 2020	EUR	1,633	2,233,971
Term Loan, 4.25%, Maturing August 31, 2020		13,706	13,826,314
Term Loan, 4.75%, Maturing August 31, 2020	EUR	5,367	7,344,603
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		34,700	34,938,562
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017		40,452	40,816,233
HCA, Inc.
Term Loan, 2.91%, Maturing March 31, 2017		61,415	61,602,507
Term Loan, 3.00%, Maturing May 1, 2018		50,424	50,569,414
Hologic Inc.
Term Loan, 3.75%, Maturing August 1, 2019		27,433	27,682,732
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		22,487	22,714,958

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016		21,272	$21,198,594
Term Loan, 7.75%, Maturing May 15, 2018		14,611	14,546,637
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018		24,658	24,902,644
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		72,537	73,288,019
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		10,063	9,748,734
Lifepoint Hospitals, Inc.
Term Loan, 2.66%, Maturing July 24, 2017		7,054	7,100,912
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		4,688	4,716,128
Medpace, Inc.
Term Loan, 5.25%, Maturing June 16, 2017		8,414	8,477,382
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		13,005	13,143,133
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		9,458	9,564,560
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017		57,962	58,468,682
National Mentor Holdings, Inc.
Term Loan, Maturing January 27, 2021(3)		11,275	11,380,703
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019		46,410	47,188,156
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		30,500	30,728,750
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018		80,362	80,999,909
PRA Holdings, Inc.
Term Loan, 5.00%, Maturing September 23, 2020		27,456	27,607,663
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018		24,085	23,944,591
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		21,130	21,302,097
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020		16,321	16,547,399
Select Medical Corporation
Term Loan, 3.50%, Maturing February 13, 2016		10,742	10,822,061
Term Loan, 4.00%, Maturing June 1, 2018		15,551	15,660,661
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018		17,538	17,708,269
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 13, 2020		14,288	14,328,244
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		26,408	26,316,875
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019		18,072	18,139,478
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		9,426	9,524,569
Universal Health Services, Inc.
Term Loan, 2.41%, Maturing November 15, 2016		4,547	4,581,604
VWR Funding, Inc.
Term Loan, 3.45%, Maturing April 3, 2017		60,805	61,147,312
Term Loan, 3.77%, Maturing April 3, 2017	EUR	2,970	4,025,666

			$1,560,590,684

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		49,286	$49,770,766
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		34,008	34,150,202

			$83,920,968

Industrial Equipment — 2.2%
Ahlsell Investco AB (Cidron)
Term Loan, 4.80%, Maturing June 28, 2019	EUR	2,000	$2,738,823
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018		6,530	6,586,668
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		47,322	47,647,384
Filtration Group Corporation
Term Loan, 4.50%, Maturing November 21, 2020		5,100	5,173,312
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		35,935	35,939,034
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,562	8,911,181
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 31, 2020		46,041	46,290,718
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018		12,597	12,676,218
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		38,327	38,662,435
Manitowoc Company, Inc. (The)
Term Loan, 3.25%, Maturing January 3, 2021		5,925	5,950,774
Milacron LLC
Term Loan, 4.25%, Maturing March 30, 2020		19,035	19,103,117
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		14,575	14,638,766
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020		87,531	88,138,438
Southwire Company
Term Loan, Maturing February 11, 2021(3)		7,350	7,331,625
Spansion LLC
Term Loan, 3.75%, Maturing December 13, 2018		14,458	14,524,355
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		16,316	16,325,905
Terex Corporation
Term Loan, 4.00%, Maturing April 28, 2017	EUR	5,660	7,733,180
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,959	3,984,125
VAT Holdings AG
Term Loan, Maturing January 9, 2021(3)		8,325	8,364,893

			$390,720,951

Insurance — 2.4%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		30,532	$30,689,096
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019		6,788	6,853,850
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		16,450	16,630,950
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019		156,175	156,384,327
Term Loan, 3.50%, Maturing July 8, 2020		19,179	18,976,348

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018	24,460	$24,592,064
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020	16,476	16,255,935
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	30,634	30,710,654
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	4,700	4,701,960
Hub International Limited
Term Loan, 4.75%, Maturing October 2, 2020	50,374	51,066,137
Sedgwick CMS Holdings, Inc.
Term Loan, 4.25%, Maturing June 12, 2018	11,865	11,944,375
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	45,792	46,135,017

		$414,940,713

Leisure Goods/Activities/Movies — 3.7%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020	60,972	$61,585,994
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	36,524	36,672,251
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	30,623	30,943,845
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	56,583	57,007,332
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	12,932	13,040,563
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020	16,085	16,175,668
Cinemark USA, Inc.
Term Loan, 3.17%, Maturing December 18, 2019	1,876	1,885,083
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	12,528	12,621,798
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	46,444	47,024,136
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	17,764	17,912,405
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	21,656	21,886,512
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	6,649	6,732,239
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	14,825	14,855,880
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	40,312	40,578,510
LodgeNet Interactive Corp.
Term Loan, 6.75%, Maturing March 31, 2018	6,256	2,241,708
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 3.41%, Maturing June 28, 2019	21,631	21,743,648
Regal Cinemas, Inc.
Term Loan, 2.69%, Maturing August 23, 2017	5,729	5,766,321
Revolution Studios Distribution Company, LLC
Term Loan, 3.91%, Maturing December 21, 2014	3,852	3,404,467
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019	19,379	19,544,788
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	36,595	36,483,459

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018		19,972	$20,133,930
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		39,822	40,070,560
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		2,993	3,037,387
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020		22,775	22,960,047
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020		16,467	16,559,878
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		9,200	9,361,000
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		27,681	27,797,410
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020		40,541	40,900,297

			$648,927,116

Lodging and Casinos — 3.0%
Affinity Gaming, LLC
Term Loan, 4.25%, Maturing November 9, 2017		4,877	$4,949,916
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		9,800	9,851,155
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 27, 2017(4)		15,000	13,612,500
Term Loan, 5.49%, Maturing January 26, 2018		46,387	44,705,121
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020		15,950	16,167,654
Four Seasons Holdings Inc.
Term Loan, 3.50%, Maturing June 27, 2020		11,347	11,438,753
Gala Group LTD
Term Loan, 5.48%, Maturing May 25, 2018	GBP	48,838	80,770,219
Golden Nugget, Inc.
Term Loan, 0.00%, Maturing November 21, 2019(4)		3,143	3,209,278
Term Loan, 5.50%, Maturing November 21, 2019		7,333	7,488,316
Hilton Worldwide Finance, LLC
Term Loan, 3.75%, Maturing October 26, 2020		121,967	122,978,578
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 20, 2020		35,976	36,098,368
MGM Resorts International
Term Loan, 2.91%, Maturing December 20, 2017		14,355	14,390,887
Term Loan, 3.50%, Maturing December 20, 2019		43,085	43,184,900
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		16,492	16,626,124
Playa Resorts Holding B.V.
Term Loan, 4.75%, Maturing August 6, 2019		9,426	9,532,422
Scandic Hotels Holding AB
Term Loan, 4.34%, Maturing January 27, 2017	EUR	4,725	6,300,337
Term Loan, 4.34%, Maturing January 27, 2017	EUR	4,725	6,300,337
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020		61,800	62,180,750
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 29, 2020		8,980	9,003,691
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020		6,833	6,860,637

			$525,649,943

Nonferrous Metals/Minerals — 1.5%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		19,009	$18,632,639

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018		40,846	$40,554,193
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020		9,553	9,809,544
Term Loan, 6.50%, Maturing March 25, 2020	EUR	1,985	2,730,712
Fairmount Minerals LTD
Term Loan, 4.25%, Maturing March 15, 2017		6,983	7,061,053
Term Loan, 5.00%, Maturing September 5, 2019		37,157	37,767,325
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019		27,450	27,789,694
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		15,313	14,585,261
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		29,513	29,744,605
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019		10,081	10,200,332
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		12,825	13,241,813
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018		13,019	12,627,945
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019		2,000	1,820,000
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018		35,182	34,025,885

			$260,591,001

Oil and Gas — 2.7%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019		42,611	$42,957,534
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020		16,292	16,699,433
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020		35,070	35,596,050
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015		1,800	1,820,611
Term Loan, 9.00%, Maturing June 23, 2017		19,624	19,943,328
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019		12,607	12,961,562
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019		21,525	21,565,359
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018		14,364	14,467,248
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020		9,850	10,138,467
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020		109,901	111,011,429
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		17,018	17,315,361
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020		12,055	12,089,296
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018		18,250	18,459,875
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 11, 2020		1,813	1,830,320
Term Loan, 4.25%, Maturing December 16, 2020		676	682,609
Term Loan, 4.25%, Maturing December 16, 2020		13,035	13,157,618
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 14, 2019		31,539	31,745,492
Term Loan, 4.25%, Maturing September 25, 2019		2,553	2,569,378
Term Loan, 4.25%, Maturing September 25, 2019		4,179	4,206,538
Tallgrass Operations, LLC
Term Loan, 1.00%, Maturing November 13, 2017(4)		15,000	14,962,500
Term Loan, 4.25%, Maturing November 13, 2018		23,165	23,396,903

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		53,819	$54,338,266

			$481,915,177

Publishing — 3.1%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019		11,885	$11,907,472
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019		21,225	21,278,063
Ascend Learning, Inc.
Term Loan, 7.50%, Maturing July 31, 2019		2	2,331
Term Loan, 7.50%, Maturing July 31, 2019		24,550	24,427,250
CBS Outdoor Americas Capital LLC
Term Loan, Maturing January 31, 2021(3)		11,575	11,631,671
Flint Group SA
Term Loan, 5.58%, Maturing December 30, 2016		1,751	1,757,198
Term Loan, 5.65%, Maturing December 30, 2016	EUR	860	1,163,534
Term Loan, 5.58%, Maturing December 31, 2016		7,270	7,296,776
Term Loan, 5.58%, Maturing December 31, 2016		9,735	9,771,951
Term Loan, 5.58%, Maturing December 31, 2016		13,060	13,109,452
Term Loan, 5.65%, Maturing December 31, 2016	EUR	719	972,800
Term Loan, 5.65%, Maturing December 31, 2016	EUR	2,435	3,295,833
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		110,401	104,348,285
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		66,280	66,611,571
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		104,626	104,364,767
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019		11,067	11,295,257
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		21,750	21,980,963
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018		9,707	9,889,148
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing August 21, 2020		6,075	6,115,502
Nelson Education Ltd.
Term Loan, 2.75%, Maturing July 3, 2014		265	206,437
Newspaper Holdings Inc.
Term Loan, 1.75%, Maturing June 30, 2014		2,961	2,917,544
Nielsen Finance LLC
Term Loan, 2.91%, Maturing May 2, 2016		38,451	38,621,912
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019		10,798	10,824,932
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		20,705	20,199,533
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.25%, Maturing July 23, 2020	EUR	3,242	4,427,424
Term Loan, 5.00%, Maturing August 14, 2020		18,304	18,424,255
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		145	143,617
Term Loan, 8.00%, Maturing September 29, 2014		841	832,564
Trader Media Corporation Limited
Term Loan, 3.73%, Maturing June 8, 2017	GBP	12,529	20,621,887

			$548,439,929

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Radio and Television — 2.5%
Clear Channel Communications, Inc.
Term Loan, 3.81%, Maturing January 29, 2016		5,292	$5,170,111
Term Loan, 6.91%, Maturing January 30, 2019		16,740	16,277,937
Term Loan, 7.66%, Maturing July 30, 2019		5,384	5,366,970
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020		82,400	83,367,788
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		9,268	9,363,691
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020		22,402	22,355,316
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		3,662	3,693,644
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		8,155	8,201,294
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		26,881	27,096,525
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		13,970	14,039,739
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		15,842	15,921,286
Nine Entertainment Group Pty Ltd.
Term Loan, 3.50%, Maturing February 5, 2020		32,624	32,592,957
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,681	9,947,614
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		12,358	12,404,468
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		8,536	8,550,658
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		19,149	19,188,332
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		14,225	14,385,031
Tyrol Acquisitions 2 SAS
Term Loan, 4.24%, (3.24% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	4,729	6,257,078
Term Loan, 4.24%, (3.24% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	7,198	9,526,303
Term Loan, 4.24%, (3.24% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	7,198	9,526,303
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		88,081	88,677,194
Term Loan, 4.00%, Maturing March 2, 2020		14,709	14,793,495

			$436,703,734

Retailers (Except Food and Drug) — 4.6%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		32,097	$32,453,901
B&M Retail Limited
Term Loan, 5.52%, Maturing February 18, 2019	GBP	8,418	13,898,938
Term Loan, 6.02%, Maturing February 18, 2020	GBP	18,605	30,967,044
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		44,561	44,988,075
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		74,941	75,169,051
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		15,543	15,669,194
Douglas Holding AG
Term Loan, 4.73%, Maturing December 12, 2019	EUR	7,300	9,971,037
Term Loan, Maturing July 3, 2020(3)	EUR	3,300	4,500,779
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		10,528	10,619,684

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		20,149	$20,450,901
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		71,425	72,585,442
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		59,394	59,950,568
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		36,263	36,467,168
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		46,176	46,471,866
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		8,346	8,455,670
Neiman Marcus Group, Inc. (The)
Term Loan, 5.00%, Maturing October 26, 2020		77,980	78,991,971
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		5,283	5,322,773
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		52,242	52,613,328
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		5,049	5,074,245
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		36,317	36,638,307
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		18,496	18,562,048
Term Loan, 4.25%, Maturing August 7, 2019		9,498	9,570,721
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		46,984	47,428,983
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		29,476	28,134,961
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		19,679	19,524,429
Vivarte SA
Term Loan, 2.34%, Maturing March 9, 2015	EUR	86	91,774
Term Loan, 2.34%, Maturing March 9, 2015	EUR	336	356,865
Term Loan, 2.34%, Maturing March 9, 2015	EUR	9,880	10,483,990
Term Loan, 2.84%, Maturing March 8, 2016	EUR	86	91,765
Term Loan, 2.84%, Maturing March 8, 2016	EUR	336	356,865
Term Loan, 2.84%, Maturing March 8, 2016	EUR	9,880	10,483,990
Term Loan - Second Lien, 3.84%, Maturing September 8, 2016	EUR	13	10,115
Term Loan - Second Lien, 3.84%, Maturing September 8, 2016	EUR	88	70,807
Term Loan - Second Lien, 3.84%, Maturing September 8, 2016	EUR	900	728,298
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		5,818	5,556,422

			$812,711,975

Steel — 1.6%
Essar Steel Algoma, Inc.
Term Loan, 9.25%, Maturing September 19, 2014		29,144	$29,454,095
FMG Resources (August 2006) Pty Ltd.
Term Loan, 4.25%, Maturing June 28, 2019		138,779	140,514,069
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		16,031	16,094,052
Term Loan, 5.00%, Maturing June 30, 2017	GBP	11,425	18,845,906
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		23,734	23,808,434
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		9,304	9,309,370

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018	11,800	$11,918,000
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018	2,390	2,390,996
TMS International Corp.
Term Loan, 4.50%, Maturing October 16, 2020	3,500	3,517,500
Waupaca Foundry, Inc.
Term Loan, 4.50%, Maturing June 29, 2017	19,995	20,044,685

		$275,897,107

Surface Transport — 0.6%
Avis Budget Car Rental, LLC
Term Loan, 3.00%, Maturing March 15, 2019	7,368	$7,394,562
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018	29,150	29,004,250
Term Loan, 3.00%, Maturing March 11, 2018	29,999	30,072,080
Term Loan, 3.75%, Maturing March 12, 2018	24,948	25,068,773
Swift Transportation Co., Inc.
Term Loan, 2.91%, Maturing December 21, 2016	995	1,002,802
Term Loan, 4.00%, Maturing December 21, 2017	14,280	14,410,950

		$106,953,417

Telecommunications — 2.6%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	34,460	$34,449,656
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	5,881	5,873,212
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019	34,688	34,810,831
Term Loan, 4.75%, Maturing March 9, 2020	34,713	34,827,661
Crown Castle Operating Company
Term Loan, 3.25%, Maturing January 31, 2021	46,367	46,612,871
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	140,759	142,043,023
Midcontinent Communications
Term Loan, 3.50%, Maturing July 30, 2020	6,776	6,801,139
Mitel US Holdings, Inc.
Term Loan, Maturing January 15, 2020(3)	6,075	6,044,625
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	3,476	3,493,404
Term Loan, 3.75%, Maturing September 27, 2019	1,732	1,742,870
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	27,568	27,740,488
Term Loan, 4.00%, Maturing April 23, 2019	38,129	38,398,998
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	51,675	51,988,803
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	12,412	12,464,791
Term Loan, 3.50%, Maturing January 23, 2020	6,446	6,469,333

		$453,761,705

Utilities — 1.7%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	31,200	$31,485,610
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	16,219	16,190,620
Term Loan, 3.25%, Maturing January 31, 2022	6,070	6,081,639
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	9,533	9,624,822

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 4.00%, Maturing April 2, 2018		35,299	$35,639,595
Term Loan, 4.00%, Maturing October 9, 2019		9,159	9,244,929
Term Loan, 4.00%, Maturing October 30, 2020		6,750	6,824,999
Covanta Energy Corporation
Term Loan, 3.50%, Maturing March 28, 2019		4,716	4,747,442
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020		26,527	26,719,984
EFS Cogen Holdings I Inc.
Term Loan, 3.75%, Maturing December 17, 2020		11,325	11,413,482
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 21, 2018		10,110	10,192,205
Term Loan, 4.25%, Maturing December 31, 2019		11,141	11,231,163
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		9,575	9,682,554
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019		6,842	6,930,218
NRG Energy, Inc.
Term Loan, 2.75%, Maturing July 2, 2018		35,642	35,557,526
PowerTeam Services, LLC
Term Loan, 3.69%, Maturing May 6, 2020(4)		2,094	2,099,680
Term Loan, 4.25%, Maturing May 6, 2020		16,672	16,617,594
Raven Power Finance, LLC
Term Loan, 5.25%, Maturing December 19, 2020		31,745	32,022,769
Texas Competitive Electric Holdings Company, LLC
Revolving Loan, 4.72%, Maturing October 10, 2016		7,000	4,812,500
Term Loan, 4.74%, Maturing October 10, 2017		3,687	2,193,613
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		7,425	7,496,154

			$296,809,098

Total Senior Floating-Rate Interests (identified cost $15,800,048,098)			$15,880,547,196

Corporate Bonds & Notes — 3.9%

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 0.0%(6)
Calcipar SA
6.875%, 5/1/18(7)		4,000	$4,260,000

			$4,260,000

Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,621,250

			$8,621,250

Cable and Satellite Television — 0.3%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(7)	EUR	7,500	$12,037,750
Nara Cable Funding, Ltd.
8.875%, 12/1/18(7)		10,105	11,014,450
8.875%, 12/1/18(7)		11,000	11,880,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		9,000	9,045,000
5.625%, 4/15/23(7)	EUR	5,000	7,080,673

			$51,057,873

Security	Principal Amount* (000’s omitted)		Value
Chemicals and Plastics — 0.5%
Hexion US Finance Corp.
6.625%, 4/15/20		16,525	$17,227,312
Ineos Finance PLC
7.25%, 2/15/19(7)(8)	EUR	8,000	11,463,946
8.375%, 2/15/19(7)		15,250	16,870,313
7.50%, 5/1/20(7)		14,525	15,941,188
Polymer Group, Inc.
7.75%, 2/1/19		5,000	5,325,000
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(7)		22,775	23,401,312

			$90,229,071

Containers and Glass Products — 0.3%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$45,723,750
Smurfit Kappa Acquisitions
4.875%, 9/15/18(7)		4,925	5,158,938

			$50,882,688

Diversified Financial Services — 0.1%
KION Finance SA
4.718%, 2/15/20(7)(8)	EUR	16,875	$23,157,592

			$23,157,592

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC
8.875%, 4/29/16(7)	GBP	6,500	$11,005,902

			$11,005,902

Ecological Services and Equipment — 0.0%(6)
Environmental Systems Product Holdings, Inc.
16.00%, 3/31/15(5)(7)(9)		223	$223,032
Tervita Corp.
8.00%, 11/15/18(7)		3,000	3,090,000
9.00%, 11/15/18(7)	CAD	2,000	1,865,320

			$5,178,352

Entertainment — 0.1%
Vougeot Bidco PLC
5.532%, 7/15/20(7)(8)	EUR	18,625	$25,672,158

			$25,672,158

Equipment Leasing — 0.0%(6)
International Lease Finance Corp.
6.75%, 9/1/16(7)		2,325	$2,601,094
7.125%, 9/1/18(7)		2,325	2,702,812

			$5,303,906

Financial Intermediaries — 0.2%
First Data Corp.
6.75%, 11/1/20(7)		16,850	$17,818,875
UPCB Finance II, Ltd.
6.375%, 7/1/20(7)	EUR	6,500	9,391,514
6.625%, 7/1/20(7)		9,000	9,585,000

			$36,795,389

Security	Principal Amount* (000’s omitted)		Value
Food Products — 0.2%
Dole Food Co., Inc.
7.25%, 5/1/19(7)		18,000	$18,000,000
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20(7)		15,000	14,700,000
Picard Groupe SA
4.48%, 8/1/19(7)(8)	EUR	7,500	10,318,017

			$43,018,017

Health Care — 0.6%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		37,625	$39,835,469
5.125%, 8/1/21(7)		7,500	7,560,937
HCA, Inc.
4.75%, 5/1/23		11,975	11,750,469
inVentiv Health, Inc.
9.00%, 1/15/18(7)		15,375	16,220,625
Tenet Healthcare Corp.
6.00%, 10/1/20(7)		12,500	13,179,687
4.375%, 10/1/21		12,200	11,757,750

			$100,304,937

Home Furnishings — 0.0%(6)
Sanitec Corp.
4.968%, 5/15/18(7)(8)	EUR	4,050	$5,569,757

			$5,569,757

Industrial Equipment — 0.0%(6)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(5)(10)		1,035	$799,816

			$799,816

Insurance — 0.2%
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		9,800	$10,486,000
Galaxy Bidco, Ltd.
5.525%, 11/15/19(7)(8)	GBP	2,500	4,140,570
Towergate Finance PLC
6.021%, 2/15/18(7)(8)	GBP	9,950	16,553,073

			$31,179,643

Leisure Goods/Activities/Movies — 0.0%(6)
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(7)		3,000	$3,127,500

			$3,127,500

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		25,250	$23,940,156
9.00%, 2/15/20		6,175	6,005,188
9.00%, 2/15/20		14,975	14,600,625

			$44,545,969

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19		8,994	$9,218,850
Univision Communications, Inc.
6.75%, 9/15/22(7)		9,000	9,922,500

			$19,141,350

Security	Principal Amount* (000’s omitted)		Value
Surface Transport — 0.0%(6)
Jurassic Holdings III, Inc.
6.875%, 2/15/21(7)(11)		2,500	$2,518,750

			$2,518,750

Telecommunications — 0.4%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		8,500	$9,286,250
Sunrise Communications International SA
5.043%, 12/31/17(7)(8)	EUR	3,000	4,086,560
Virgin Media Secure Finance PLC
5.375%, 4/15/21(7)		12,025	12,115,188
6.00%, 4/15/21(7)	GBP	12,350	20,830,004
Wind Acquisition Finance SA
5.551%, 4/30/19(7)(8)	EUR	7,775	10,748,292
6.50%, 4/30/20(7)		7,375	8,075,625

			$65,141,919

Utilities — 0.4%
Calpine Corp.
7.50%, 2/15/21(7)		28,767	$31,571,782
6.00%, 1/15/22(7)		3,000	3,120,000
7.875%, 1/15/23(7)		20,860	23,102,450
5.875%, 1/15/24(7)		5,000	4,987,500

			$62,781,732

Total Corporate Bonds & Notes (identified cost $657,968,846)			$690,293,571

Asset-Backed Securities — 0.5%

Security	Principal Amount (000’s omitted)		Value
Apidos CDO, Series 2013-14A, Class C1, 3.089%, 4/15/25(7)(8)		$5,600	$5,546,240
Apidos CDO, Series 2013-14A, Class D, 3.739%, 4/15/25(7)(8)		7,000	6,852,384
Apidos CDO, Series 2013-14A, Class E, 4.639%, 4/15/25(7)(8)		3,500	3,235,197
Ares CLO, Ltd., Series 2013-3A, Class C1, 2.968%, 10/17/24(7)(8)		3,000	2,952,069
Ares CLO, Ltd., Series 2013-3A, Class D, 3.718%, 10/17/24(7)(8)		3,000	2,893,947
Ares CLO, Ltd., Series 2013-3A, Class E, 5.118%, 10/17/24(7)(8)		3,000	2,794,161
Avery Point II CLO, Ltd., Series 2013-2A, Class C, 2.988%, 7/17/25(7)(8)		4,000	3,914,548
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.688%, 7/17/25(7)(8)		3,330	3,174,649
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.488%, 7/17/25(7)(8)		3,330	3,038,771
Babson Ltd., Series 2005-1A, Class C1, 2.189%, 4/15/19(7)(8)		1,129	1,089,629
Babson Ltd., Series 2013-IA, Class C, 2.937%, 4/20/25(7)(8)		7,175	7,119,480
Babson Ltd., Series 2013-IA, Class D, 3.737%, 4/20/25(7)(8)		5,600	5,508,921
Babson Ltd., Series 2013-IA, Class E, 4.637%, 4/20/25(7)(8)		3,525	3,296,767
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.889%, 7/15/25(7)(8)		5,000	4,936,970
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.639%, 7/15/25(7)(8)		3,000	2,985,111
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.839%, 7/15/25(7)(8)		2,400	2,248,318
Centurion CDO VIII Ltd., Series 2005-8A, Class D, 5.742%, 3/8/17(7)(8)		985	985,255
Dryden Senior XXII Loan Fund, Series 2013-28A, Class A3L, 2.941%, 8/15/25(7)(8)		3,250	3,239,974
Dryden Senior XXII Loan Fund, Series 2013-28A, Class B1L, 3.441%, 8/15/25(7)(8)		1,400	1,341,987
Dryden Senior XXII Loan Fund, Series 2013-28A, Class B2L, 4.141%, 8/15/25(7)(8)		925	828,814

Security	Principal Amount (000’s omitted)	Value
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.189%, 1/15/18(7)(8)	$2,000	$1,878,730
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.937%, 4/20/25(7)(8)	6,325	6,224,932
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.737%, 4/20/25(7)(8)	6,950	6,805,968

Total Asset-Backed Securities (identified cost $83,076,311)		$82,892,822

Common Stocks — 0.3%

Security	Shares	Value
Automotive — 0.0%(6)
Dayco Products, LLC(5)(10)(12)	88,506	$3,318,975

		$3,318,975

Ecological Services and Equipment — 0.0%(6)
Environmental Systems Products Holdings, Inc.(5)(12)(13)	2,484	$69,974

		$69,974

Food Service — 0.0%(6)
Buffets Restaurants Holdings, Inc.(5)(10)(12)	329,120	$1,974,720

		$1,974,720

Home Furnishings — 0.0%(6)
Sanitec Europe Oy B Units(5)(10)(12)	242,178	$994,751
Sanitec Europe Oy E Units(5)(10)(12)	230,960	0

		$994,751

Lodging and Casinos — 0.0%(6)
Affinity Gaming, LLC(10)(12)	206,125	$2,421,971

		$2,421,971

Publishing — 0.3%
ION Media Networks, Inc.(5)(10)	28,605	$8,809,768
Media General, Inc.(5)(10)(12)	1,632,198	27,201,559
MediaNews Group, Inc.(5)(10)(12)	162,730	3,742,789

		$39,754,116

Total Common Stocks (identified cost $20,332,635)		$48,534,507

Preferred Stocks — 0.0%(6)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(6)
Environmental Systems Products Holdings, Inc., Series A(5)(12)(13)	569	$56,900

Total Preferred Stocks (identified cost $9,957)		$56,900

Short-Term Investments — 6.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(14)	$1,152,078	$1,152,077,519

Total Short-Term Investments (identified cost $1,152,077,519)		$1,152,077,519

Value
Total Investments — 101.5% (identified cost $17,713,513,366)	$17,854,402,515

Less Unfunded Loan Commitments — (0.2)%	$(39,178,251)

Net Investments — 101.3% (identified cost $17,674,335,115)	$17,815,224,264

Other Assets, Less Liabilities — (1.3)%	$(222,262,682)

Net Assets — 100.0%	$17,592,961,582

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	-	Payment In Kind

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Defaulted security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	This Senior Loan will settle after January 31, 2014, at which time the interest rate will be determined.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Amount is less than 0.05%.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $569,094,508 or 3.2% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(9)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	When-issued security.

(12)	Non-income producing security.

(13)	Restricted security.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $305,831.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$17,674,887,596

Gross unrealized appreciation	$206,322,312
Gross unrealized depreciation	(65,985,644)

Net unrealized appreciation	$140,336,668

Restricted Securities

At January 31, 2014, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$69,974

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$56,900

Total Restricted Securities			$9,958	$126,874

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/28/14	British Pound Sterling 94,320,232	United States Dollar 152,505,440	Goldman Sachs International	$—	$(2,519,976)	$(2,519,976)
2/28/14	Canadian Dollar 41,937,744	United States Dollar 39,716,405	JPMorgan Chase Bank N.A.	2,083,889	—	2,083,889
2/28/14	Euro 195,102,508	United States Dollar 264,482,326	Citibank N.A.	1,345,995	—	1,345,995
2/28/14	Euro 14,427,500	United States Dollar 19,637,573	Citibank N.A.	179,087	—	179,087
2/28/14	Euro 20,406,969	United States Dollar 28,087,540	Goldman Sachs International	564,496	—	564,496
2/28/14	Euro 18,332,875	United States Dollar 25,074,551	Goldman Sachs International	348,855	—	348,855
3/31/14	British Pound Sterling 83,958,878	United States Dollar 137,801,706	Citibank N.A.	—	(161,115)	(161,115)
3/31/14	Euro 7,043,375	United States Dollar 9,627,167	Goldman Sachs International	127,577	—	127,577
3/31/14	Euro 194,929,630	United States Dollar 268,253,385	HSBC Bank USA	5,346,542	—	5,346,542
4/30/14	British Pound Sterling 82,016,942	United States Dollar 135,726,147	HSBC Bank USA	985,134	—	985,134
4/30/14	Euro 179,137,297	United States Dollar 244,792,012	Duetsche Bank AG	3,178,242	—	3,178,242

				$14,159,817	$(2,681,091)	$11,478,726

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$14,159,817	$(2,681,091)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$15,840,470,466	$898,479	$15,841,368,945
Corporate Bonds & Notes	—	689,270,723	1,022,848	690,293,571
Asset-Backed Securities	—	82,892,822	—	82,892,822
Common Stocks	—	2,421,971	46,112,536	48,534,507
Preferred Stocks	—	—	56,900	56,900
Short-Term Investments	—	1,152,077,519	—	1,152,077,519
Total Investments	$—	$17,767,133,501	$48,090,763	$17,815,224,264
Forward Foreign Currency Exchange Contracts	$—	$14,159,817	$—	$14,159,817
Total	$—	$17,781,293,318	$48,090,763	$17,829,384,081

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(2,681,091)	$—	$(2,681,091)
Total	$—	$(2,681,091)	$—	$(2,681,091)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2014 is not presented.

At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014